Employment Costs	12 Months Ended
Dec. 31, 2022
Employment Costs
Employment Costs
10.	EMPLOYMENT COSTS

For the year ended December 31, 2022 and 2021, the Group recorded the following:

	2022	2021
Exploration and evaluation
Salaries and benefits	$2,267	$2,907
Amounts paid for services by HDSI personnel (note 7(b))	923	1,508
	3,190	4,415
General and administrative
Salaries and benefits	1,407	1,418
Amounts paid for services by HDSI personnel (note 7(b))	2,433	2,764
	3,840	4,182

Share-based payments	2,301	2,858
	$9,331	$11,455